Capital structure and financial items - Borrowings - Narrative (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) site tranche	Dec. 31, 2024 EUR (€) site	Dec. 31, 2023 DKK (kr)
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	kr 7,531		kr 1,272
Number of tranches, issued bonds | tranche	4
Issued bonds	kr 102,787	€ 4,650	27,006
Marketable securities transferred at carrying amount	kr 34,700
Number of sites acquired | site	3	3
Financial assets	kr 110,206		99,783
Financial liabilities	176,220		kr 82,178
Sale and Repurchase Agreements of Marketable Securities (REPO)
Disclosure of detailed information about borrowings [line items]
Financial assets	2,200
Financial liabilities	kr 2,200